Tax (Tables)	6 Months Ended
Jun. 30, 2012
Tax
Effective tax rate
Effective tax rate
in	6M12	6M11

Effective tax rate (%)

Effective tax rate	24.4	21.5

Net deferred tax assets
Net deferred tax assets
end of	6M12	2011	Change

Net deferred tax assets (CHF million)

Deferred tax assets	8,836	8,843	(7)

of which net operating losses	3,541	3,850	(309)

of which deductible temporary differences	5,295	4,993	302

Deferred tax liabilities	(184)	(282)	98

Net deferred tax assets	8,652	8,561	91